Investment Objectives and Goals	May 29, 2026
Tuttle Capital Concentrated Memory Stack ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL CONCENTRATED MEMORY STACK ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Concentrated Memory Stack ETF (the "Fund") is to seek long-term capital appreciation.
Tuttle Capital Memory Stack Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL MEMORY STACK INCOME BLAST ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Memory Stack Income Blast ETF (the “Fund”) is to seek current income.